Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Composition of Net Loans Held for Investment by Class

The composition of net loans held for investment by class as of December 31, 2015 and 2014 is as follows:

	2015	2014
	(dollars in thousands)
Commercial
Commercial	$52,311	$47,418
Real estate - commercial	101,198	92,517
Other real estate construction loans	17,692	22,362
Noncommercial
Real estate 1-4 family construction	5,629	3,888
Real estate - residential	83,379	89,374
Home equity	49,420	46,360
Consumer loans	8,982	8,460
Other loans	1,481	481

	320,092	310,860
Less:
Allowance for loan losses	(2,884)	(3,738)
Deferred loan (fees) costs, net	40	(7)

Loans held for investment, net	$317,248	$307,115